UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.9%
Security	Principal Amount (000's omitted)	Value
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 1,998,180
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.477%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,520,490
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,000	1,004,526
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	2,000	2,005,776
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,001,648
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 11.728%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,952,754
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,979,860
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.425%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,005,836
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,001,379
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.189%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	2,000	2,006,342
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.922%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,005,528
OCP CLO Ltd., Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,502,348
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 9.224%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,503,208
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 12.55%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,842,712
Series 2021-3A, Class E, 12.69%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,892,430
Total Asset-Backed Securities (identified cost $25,418,919)		$ 25,223,017

Common Stocks — 0.5%
Security	Shares	Value
Energy — 0.1%
Ascent CNR Corp., Class A(3)(4)	6,273,462	$ 1,380,162
		$ 1,380,162
Security	Shares	Value
Entertainment & Film — 0.1%
United Parks & Resorts, Inc.(5)	27,500	$ 1,397,550
		$ 1,397,550
Environmental — 0.2%
GFL Environmental, Inc.	105,500	$ 3,365,450
		$ 3,365,450
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Healthcare — 0.1%
Endo, Inc.(4)(5)	572	$ 16,373
Endo, Inc.(5)	38,022	1,088,376
		$ 1,104,749
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Total Common Stocks (identified cost $6,497,546)		$ 7,247,911

Convertible Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,643	$ 4,026,410
		$ 4,026,410
Gaming — 0.2%
DraftKings Holdings, Inc., 0.00%, 3/15/28	$3,900	$ 3,246,750
		$ 3,246,750
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$2,611	$ 2,144,307
		$ 2,144,307

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utility — 0.3%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$4,996	$ 4,507,466
		$ 4,507,466
Total Convertible Bonds (identified cost $14,294,754)		$ 13,924,933

Corporate Bonds — 84.4%
Security	Principal Amount* (000's omitted)		Value
Aerospace — 2.5%
Bombardier, Inc.:
7.25%, 7/1/31(1)		1,980	$ 1,987,348
7.875%, 4/15/27(1)		1,123	1,116,703
8.75%, 11/15/30(1)		2,575	2,742,730
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		1,501	1,372,776
4.125%, 4/15/29(1)		1,266	1,154,689
Moog, Inc., 4.25%, 12/15/27(1)		2,796	2,612,877
Rolls-Royce PLC, 5.75%, 10/15/27(1)		5,391	5,337,041
Science Applications International Corp., 4.875%, 4/1/28(1)		4,042	3,819,345
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		1,081	997,226
9.375%, 11/30/29(1)		403	436,357
TransDigm, Inc.:
4.625%, 1/15/29		1,677	1,537,901
5.50%, 11/15/27		4,164	4,050,155
6.375%, 3/1/29(1)		1,490	1,480,484
6.625%, 3/1/32(1)		1,500	1,499,325
6.75%, 8/15/28(1)		3,504	3,523,269
			$ 33,668,226
Air Transportation — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,853	$ 1,833,538
United Airlines, Inc., 4.375%, 4/15/26(1)		1,156	1,113,002
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		5,300	4,108,737
			$ 7,055,277
Automotive & Auto Parts — 2.6%
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(6)	EUR	2,500	$ 2,915,779
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Ford Motor Co.:
4.75%, 1/15/43		2,651	$ 2,088,494
7.45%, 7/16/31		794	841,747
9.625%, 4/22/30		350	402,251
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		568	505,497
3.625%, 6/17/31		2,065	1,744,741
3.815%, 11/2/27		4,294	3,979,805
4.00%, 11/13/30		1,461	1,273,875
4.125%, 8/17/27		6,184	5,809,976
4.271%, 1/9/27		752	717,181
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		3,271	2,969,972
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		4,535	3,890,224
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		6,491	6,604,238
Wheel Pros, Inc., 6.50%, 5/15/29(1)		2,705	841,931
			$ 34,585,711
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		2,385	$ 2,351,974
			$ 2,351,974
Broadcasting — 0.7%
Playtika Holding Corp., 4.25%, 3/15/29(1)		3,549	$ 3,057,030
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,659	2,582,942
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,183	1,030,164
7.375%, 6/30/30(1)		1,089	1,043,628
8.00%, 8/15/28(1)		1,066	1,065,724
			$ 8,779,488
Building Materials — 2.6%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)		3,920	$ 4,134,154
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		4,805	4,189,156
5.00%, 3/1/30(1)		2,685	2,516,400
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		4,887	4,408,394
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,774	1,608,444
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		6,410	6,206,769
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,443	2,474,012
3.375%, 1/15/31(1)		2,618	2,146,898
4.375%, 7/15/30(1)		2,932	2,599,122

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		4,473	$ 4,598,508
			$ 34,881,857
Cable & Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		500	$ 391,694
4.50%, 8/15/30(1)		8,031	6,532,346
4.50%, 5/1/32		995	764,883
4.75%, 3/1/30(1)		4,255	3,539,098
5.00%, 2/1/28(1)		1,895	1,727,406
5.375%, 6/1/29(1)		868	765,158
6.375%, 9/1/29(1)		3,715	3,408,053
CSC Holdings LLC, 11.75%, 1/31/29(1)		4,339	3,857,588
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,475,833
			$ 23,462,059
Capital Goods — 2.4%
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,117	$ 5,439,514
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,318	4,639,881
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		3,505	2,899,087
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,336	4,302,567
ESAB Corp., 6.25%, 4/15/29(1)		2,598	2,591,499
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)		1,290	1,329,465
Madison IAQ LLC, 5.875%, 6/30/29(1)		6,151	5,711,630
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	4,743,556
7.50%, 10/15/27(1)		415	420,362
			$ 32,077,561
Chemicals — 2.5%
Avient Corp., 7.125%, 8/1/30(1)		3,831	$ 3,879,533
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		4,248	3,988,611
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,171	1,876,484
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	4,145	3,176,726
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		144	120,672
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,643	3,343,424
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		7,592	8,065,502
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	2,960	2,949,775
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
SNF Group SACA: (continued)
2.625%, 2/1/29(1)	EUR	250	$ 249,136
Valvoline, Inc., 3.625%, 6/15/31(1)		3,976	3,348,162
WR Grace Holdings LLC:
4.875%, 6/15/27(1)		979	930,418
7.375%, 3/1/31(1)		2,211	2,243,258
			$ 34,171,701
Consumer Products — 1.7%
Acushnet Co., 7.375%, 10/15/28(1)		6,279	$ 6,452,269
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,656,981
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	1,221	1,166,788
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)		5,015	4,856,049
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		2,321	2,174,046
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		6,209	5,117,955
4.00%, 4/15/29(1)		805	716,516
			$ 23,140,604
Containers — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	1,150	$ 989,865
4.00%, 9/1/29(1)		230	189,805
Ball Corp.:
3.125%, 9/15/31		3,800	3,160,481
6.875%, 3/15/28		1,239	1,259,739
Berry Global, Inc., 5.625%, 7/15/27(1)		2,026	1,978,007
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		3,826	3,356,687
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,316,042
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		2,500	2,448,815
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		4,163	4,174,573
Trivium Packaging Finance BV:
5.50%, 8/15/26(1)		2,613	2,570,529
8.50%, 8/15/27(1)		1,500	1,486,999
			$ 23,931,542
Diversified Financial Services — 3.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		3,037	$ 3,131,390
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		3,182	2,711,210
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		4,384	4,527,848

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	3,714	$ 3,357,964
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	5,221	4,885,761
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	3,591	3,269,100
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	3,065	3,015,839
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)	1,095	1,092,934
6.50%, 3/26/31(1)	1,325	1,327,222
8.125%, 3/30/29(1)	3,609	3,777,825
MSCI, Inc.:
3.625%, 9/1/30(1)	867	755,496
3.875%, 2/15/31(1)	2,176	1,906,358
PRA Group, Inc., 7.375%, 9/1/25(1)	645	642,588
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,871,038
3.625%, 3/1/29(1)	5,288	4,663,705
4.00%, 10/15/33(1)	425	347,359
		$ 41,283,637
Diversified Media — 1.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,901	$ 1,631,908
6.125%, 12/1/28(1)	4,809	3,915,823
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,368,965
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)	4,167	3,536,738
7.875%, 4/1/30(1)	2,891	2,836,648
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,410	3,056,303
		$ 18,346,385
Energy — 8.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,619	$ 3,645,734
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,185,695
7.875%, 5/15/26(1)	1,283	1,307,422
Cheniere Energy Partners LP:
4.00%, 3/1/31	2,552	2,278,994
4.50%, 10/1/29	1,896	1,775,446
Civitas Resources, Inc.:
8.625%, 11/1/30(1)	5,643	6,008,985
8.75%, 7/1/31(1)	738	783,750
DT Midstream, Inc., 4.125%, 6/15/29(1)	4,231	3,838,210
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Energy Transfer LP, 5.00%, 5/15/50	2,087	$ 1,731,072
EQM Midstream Partners LP:
4.50%, 1/15/29(1)	2,111	1,955,015
4.75%, 1/15/31(1)	2,377	2,173,845
6.00%, 7/1/25(1)	410	409,662
6.50%, 7/1/27(1)	1,121	1,123,460
7.50%, 6/1/30(1)	3,031	3,180,628
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	3,778	3,873,180
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,088,841
Matador Resources Co., 6.50%, 4/15/32(1)	3,355	3,327,437
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,118	1,061,102
Occidental Petroleum Corp., 8.50%, 7/15/27	3,859	4,127,529
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,150,756
4.625%, 5/1/30(1)	2,389	2,160,881
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	4,933	4,797,954
7.00%, 1/15/32(1)	2,551	2,602,210
7.75%, 2/15/26(1)	1,675	1,691,539
Plains All American Pipeline LP, Series B, 9.679%, (3 mo. SOFR + 4.372%)(2)(7)	4,380	4,352,394
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,294,590
7.125%, 1/15/26(1)	1,000	1,000,778
Southwestern Energy Co.:
4.75%, 2/1/32	3,253	2,931,833
5.375%, 2/1/29(6)	2,500	1,962,734
Sunoco LP, 7.25%, 5/1/32(1)	2,835	2,881,699
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,670	2,404,688
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,644,769
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	1,046	1,043,064
Transocean, Inc., 8.75%, 2/15/30(1)	1,208	1,260,211
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	2,233	2,285,080
8.375%, 6/1/31(1)	3,572	3,667,988
9.50%, 2/1/29(1)	4,583	4,928,957
9.875%, 2/1/32(1)	3,217	3,434,894
Vital Energy, Inc.:
7.875%, 4/15/32(1)	1,956	1,986,063
9.75%, 10/15/30	2,151	2,345,485
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,338	2,429,499
		$ 107,134,073

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	4,366	$ 4,058,766
5.875%, 3/15/26(1)	588	582,493
		$ 4,641,259
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 992,090
5.125%, 7/15/29(1)	1,117	1,065,424
6.375%, 2/1/31(1)	585	580,111
Covanta Holding Corp.:
4.875%, 12/1/29(1)	5,939	5,212,218
5.00%, 9/1/30	804	695,510
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,566,536
3.75%, 8/1/25(1)	669	651,270
4.75%, 6/15/29(1)	8,593	7,936,709
		$ 21,699,868
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,687,722
5.875%, 2/15/28(1)	1,807	1,772,329
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	3,709,716
		$ 7,169,767
Food, Beverage & Tobacco — 2.7%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,598,701
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	1,650	1,529,012
7.625%, 7/1/29(1)	3,835	3,880,353
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,685	3,582,066
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)	3,692	3,764,969
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,135	4,606,293
5.50%, 10/15/27(1)	1,504	1,457,232
Pilgrim's Pride Corp.:
3.50%, 3/1/32	3,553	2,928,388
6.875%, 5/15/34	1,755	1,821,390
Post Holdings, Inc., 6.25%, 2/15/32(1)	2,626	2,594,219
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	3,778	3,391,620
U.S. Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,274,834
		$ 36,429,077
Security	Principal Amount* (000's omitted)		Value
Gaming — 2.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		5,839	$ 5,977,618
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		784	700,082
6.50%, 2/15/32(1)		2,354	2,320,875
7.00%, 2/15/30(1)		2,735	2,755,918
8.125%, 7/1/27(1)		2,617	2,654,195
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,102	3,906,135
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,192,096
5.25%, 1/15/29(1)		750	708,977
6.25%, 1/15/27(1)		1,848	1,846,571
6.50%, 2/15/25(1)		1,009	1,009,791
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		3,759	3,571,665
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		2,834	2,845,908
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.875%, 11/1/26(1)		3,500	3,330,350
			$ 32,820,181
Healthcare — 8.9%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		3,547	$ 3,253,355
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		2,663	2,362,145
4.625%, 10/1/27(1)		323	303,745
athenahealth Group, Inc., 6.50%, 2/15/30(1)		5,761	5,191,681
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	4,400	4,577,070
Bausch & Lomb Corp., 8.375%, 10/1/28(1)		2,780	2,874,520
Encompass Health Corp.:
4.625%, 4/1/31		2,543	2,285,873
4.75%, 2/1/30		1,044	958,519
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		2,250	2,288,964
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		5,112	5,162,984
Grifols SA, 4.75%, 10/15/28(1)		1,050	849,234
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,380	4,906,960
Heartland Dental LLC/Heartland Dental Finance Corp.:
8.50%, 5/1/26(1)		750	748,043
10.50%, 4/30/28(1)		7,200	7,587,803
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	1,816	1,760,260
5.00%, 5/15/27(1)		1,329	1,284,300
6.50%, 5/15/30(1)		1,662	1,671,618
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,739,614
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		2,687	2,519,040

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	4,397	$ 3,520,017
9.875%, 8/15/30(1)	1,665	1,735,843
Medline Borrower LP, 5.25%, 10/1/29(1)	12,177	11,346,941
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,664	1,157,616
ModivCare, Inc., 5.875%, 11/15/25(1)	2,104	2,054,254
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	2,889	2,508,453
3.875%, 5/15/32(1)	2,207	1,848,576
Option Care Health, Inc., 4.375%, 10/31/29(1)	4,735	4,244,832
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	2,307	1,956,117
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30	4,350	3,989,896
4.90%, 12/15/44	1,242	979,684
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,395	1,188,071
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	1,328	1,323,591
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	4,004	4,003,538
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,462	5,084,794
Tenet Healthcare Corp.:
4.375%, 1/15/30	272	247,230
5.125%, 11/1/27	2,855	2,764,610
6.125%, 10/1/28	4,735	4,679,994
6.875%, 11/15/31	2,033	2,097,206
U.S. Acute Care Solutions LLC:
6.375%, 3/1/26(1)	4,919	4,985,480
9.75%, 5/15/29(1)(9)	3,025	2,970,200
Varex Imaging Corp., 7.875%, 10/15/27(1)	2,511	2,561,987
		$ 119,574,658
Homebuilders & Real Estate — 4.7%
Artera Services LLC, 8.50%, 2/15/31(1)	3,065	$ 3,138,664
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,516	1,372,658
4.625%, 4/1/30(1)	1,620	1,449,315
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,208,885
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,770	3,416,325
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	1,049	1,035,191
8.875%, 9/1/31(1)	1,873	1,944,891
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,776,233
GEO Group, Inc., 10.25%, 4/15/31(1)	6,000	6,189,752
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	5,638	$ 5,812,818
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	2,442	2,272,350
3.75%, 9/15/30(1)	3,492	2,901,055
M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,457,369
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,282	2,070,936
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,498,463
New Home Co., Inc., 9.25%, 10/1/29(1)	9,125	9,162,230
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,850	1,648,522
4.625%, 3/15/30(1)	1,687	1,490,730
7.375%, 2/15/31(1)	4,404	4,523,287
TopBuild Corp., 4.125%, 2/15/32(1)	2,753	2,385,988
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(1)	543	509,688
4.125%, 8/15/30(1)	1,859	1,658,158
4.625%, 12/1/29(1)	4,004	3,717,257
		$ 63,640,765
Hotels — 0.2%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(6)	500	$ 444,140
4.625%, 4/6/31(6)	1,000	849,145
8.45%, 7/27/30(1)	1,900	1,991,873
		$ 3,285,158
Insurance — 1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)	5,518	$ 5,415,604
7.00%, 1/15/31(1)	1,797	1,803,886
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,866	2,607,977
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	2,175	1,984,179
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/31(1)	2,375	2,346,461
8.125%, 2/15/32(1)	2,231	2,197,522
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	4,557	4,827,950
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	2,605	2,620,177
		$ 23,803,756
Leisure — 3.1%
Boyne USA, Inc., 4.75%, 5/15/29(1)	3,280	$ 2,986,735

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Carnival Corp.:
5.75%, 3/1/27(1)	4,215	$ 4,116,543
6.00%, 5/1/29(1)	1,820	1,764,796
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,437,285
8.00%, 4/15/26(1)	5,820	5,834,864
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)	1,430	1,497,088
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	764	757,481
NCL Corp. Ltd.:
5.875%, 3/15/26(1)	3,134	3,072,983
5.875%, 2/15/27(1)	946	924,804
7.75%, 2/15/29(1)	1,792	1,831,797
NCL Finance Ltd., 6.125%, 3/15/28(1)	3,432	3,351,498
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	1,390	1,278,282
6.25%, 3/15/32(1)	2,668	2,631,895
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,519,620
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,004	4,855,636
6.25%, 5/15/25(1)	1,820	1,815,520
7.00%, 2/15/29(1)	753	750,761
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	521	498,983
		$ 41,926,571
Metals & Mining — 2.4%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	7,180	$ 8,003,826
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	2,798,529
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	2,395	2,477,448
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,202,294
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,109	3,010,258
6.125%, 4/1/29(1)	2,069	2,027,606
New Gold, Inc., 7.50%, 7/15/27(1)	3,006	2,990,346
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,642,756
4.75%, 1/30/30(1)	3,948	3,616,253
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	3,847	3,481,590
		$ 32,250,906
Security	Principal Amount* (000's omitted)	Value
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(10)	4,583	$ 1,999,609
		$ 1,999,609
Publishing & Printing — 0.5%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	2,844	$ 2,640,577
8.00%, 8/1/29(1)	4,116	3,784,366
		$ 6,424,943
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	4,400	$ 4,349,303
		$ 4,349,303
Restaurant — 1.8%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,626,087
4.00%, 10/15/30(1)	5,316	4,587,941
5.75%, 4/15/25(1)	581	578,857
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	5,483	5,523,597
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	2,974,196
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	6,406	6,878,501
Yum! Brands, Inc., 3.625%, 3/15/31	3,102	2,682,895
		$ 24,852,074
Services — 6.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,463,925
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	718	716,831
9.75%, 7/15/27(1)	3,222	3,213,279
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	1,961	1,761,189
4.625%, 6/1/28(1)	2,687	2,416,525
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,298,771
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,163	5,029,878
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,878	3,535,736
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	3,350	3,412,542
Gartner, Inc.:
3.625%, 6/15/29(1)	605	541,910
3.75%, 10/1/30(1)	2,100	1,829,619
4.50%, 7/1/28(1)	1,449	1,363,926

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	5,546	$ 5,516,096
Hertz Corp.:
4.625%, 12/1/26(1)	372	288,521
5.00%, 12/1/29(1)	1,933	1,329,230
Imola Merger Corp., 4.75%, 5/15/29(1)	7,106	6,549,037
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,890,498
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	2,666	2,518,905
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,776	2,587,061
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	2,405	2,430,741
7.75%, 3/15/31(1)	972	1,009,299
SRS Distribution, Inc., 6.00%, 12/1/29(1)	1,481	1,502,640
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)	3,354	3,205,598
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,352,201
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,051	4,902,102
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,007	1,996,261
6.625%, 3/15/32(1)	3,343	3,331,535
7.25%, 6/15/28(1)	1,743	1,772,237
White Cap Buyer LLC, 6.875%, 10/15/28(1)	3,243	3,136,949
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(11)	1,481	1,482,859
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	4,082	4,256,606
		$ 88,642,507
Steel — 0.5%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,155	$ 2,186,170
ATI, Inc., 5.875%, 12/1/27	1,420	1,392,421
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,288,666
TMS International Corp., 6.25%, 4/15/29(1)	2,504	2,310,174
		$ 7,177,431
Super Retail — 3.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 759,496
4.75%, 3/1/30	743	674,266
5.00%, 2/15/32(1)	2,334	2,076,771
Bath & Body Works, Inc.:
6.75%, 7/1/36	694	677,912
6.875%, 11/1/35	2,146	2,133,873
6.95%, 3/1/33	1,621	1,567,937
9.375%, 7/1/25(1)	289	299,369
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		4,147	$ 4,397,039
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,497	1,362,952
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		2,048	1,902,111
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		2,840	2,596,551
8.25%, 8/1/31(1)		529	550,041
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		905	800,213
4.375%, 1/15/31(1)		3,144	2,755,575
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		6,882	6,382,376
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		3,600	3,586,686
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		2,825	2,609,999
7.75%, 2/15/29(1)		1,337	1,272,188
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,961	1,757,237
4.875%, 11/15/31(1)		1,634	1,427,347
William Carter Co., 5.625%, 3/15/27(1)		1,510	1,471,237
			$ 41,061,176
Technology — 5.2%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		2,659	$ 2,461,975
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		2,168	2,232,207
Ciena Corp., 4.00%, 1/31/30(1)		3,592	3,154,060
Clarios Global LP, 6.75%, 5/15/25(1)		653	653,841
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	2,958	3,131,667
8.50%, 5/15/27(1)		4,819	4,834,386
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		3,276	3,109,623
9.00%, 9/30/29(1)		7,346	7,074,126
Coherent Corp., 5.00%, 12/15/29(1)		2,385	2,203,188
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,053,209
McAfee Corp., 7.375%, 2/15/30(1)		3,642	3,376,919
NCR Voyix Corp.:
5.125%, 4/15/29(1)		1,782	1,639,310
5.25%, 10/1/30(1)		1,566	1,396,469
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,844,973
Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,458,274
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,302,596
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		723	724,411

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Presidio Holdings, Inc.: (continued)
8.25%, 2/1/28(1)		6,515	$ 6,593,851
Rocket Software, Inc., 9.00%, 11/28/28(1)(9)		1,330	1,336,258
Seagate HDD Cayman:
4.091%, 6/1/29		803	731,397
9.625%, 12/1/32		3,932	4,413,825
Sensata Technologies BV, 5.00%, 10/1/25(1)		842	831,920
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,723,393
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,481	3,386,432
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		1,876	1,578,153
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,387,325
			$ 69,633,788
Telecommunications — 2.3%
Altice Financing SA:
5.00%, 1/15/28(1)		1,945	$ 1,537,147
5.75%, 8/15/29(1)		1,253	932,551
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		5,756	5,579,652
Iliad Holding SASU:
6.50%, 10/15/26(1)		3,437	3,423,730
7.00%, 10/15/28(1)		1,592	1,558,215
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		1,082	904,748
6.75%, 10/15/27(1)		425	394,294
Sprint Capital Corp., 6.875%, 11/15/28		1,985	2,080,349
Sprint LLC, 7.625%, 2/15/25		1,145	1,154,468
Viasat, Inc., 5.625%, 4/15/27(1)		888	813,511
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		2,529	2,073,072
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,106	1,237,100
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,420	2,156,708
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		2,232	1,864,878
7.75%, 4/15/32(1)		1,550	1,527,382
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		984	817,479
Ziggo BV, 4.875%, 1/15/30(1)		2,756	2,414,008
			$ 30,469,292
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)		4,486	$ 3,864,396
			$ 3,864,396
Security	Principal Amount* (000's omitted)	Value
Utility — 3.4%
Calpine Corp.:
4.50%, 2/15/28(1)	1,810	$ 1,691,821
4.625%, 2/1/29(1)	2,060	1,894,278
5.00%, 2/1/31(1)	420	381,038
5.125%, 3/15/28(1)	4,304	4,086,475
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	5,178	4,911,035
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	1,988,915
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,066	2,859,813
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,164	2,668,725
10.25% to 3/15/28(1)(7)(8)	3,467	3,740,626
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,196	1,965,945
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,568	3,172,645
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,331	3,111,538
TransAlta Corp., 7.75%, 11/15/29	3,684	3,774,432
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,094	1,908,515
5.00%, 7/31/27(1)	4,708	4,484,828
6.875%, 4/15/32(1)	3,490	3,477,827
		$ 46,118,456
Total Corporate Bonds (identified cost $1,167,719,362)		$1,136,705,036

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Fixed Income Funds — 0.8%
iShares Broad USD High Yield Corporate Bond ETF	285,470	$ 10,259,792
Total Exchange-Traded Funds (identified cost $10,282,629)		$ 10,259,792

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.3%
Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	147,488	$ 3,892,208
Total Preferred Stocks (identified cost $4,129,729)		$ 3,892,208

Senior Floating-Rate Loans — 6.8%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28	$1,691	$ 1,702,140
		$ 1,702,140
Air Transportation — 0.4%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	$2,930	$ 3,051,821
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	2,823	2,900,720
		$ 5,952,541
Broadcasting — 0.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.918%, (SOFR + 3.50%), 12/21/28	$3,223	$ 3,239,020
		$ 3,239,020
Capital Goods — 0.4%
DexKo Global, Inc., Term Loan, 9.559%, (SOFR + 4.25%), 10/4/28	$1,497	$ 1,497,481
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30	3,167	3,175,926
		$ 4,673,407
Energy — 0.3%
Epic Y-Grade Services LP, Term Loan, 6/29/29(13)	$3,603	$ 3,566,286
		$ 3,566,286
Food, Beverage & Tobacco — 0.2%
Triton Water Holdings, Inc., Term Loan, 3/31/28(13)	$2,580	$ 2,571,937
		$ 2,571,937
Borrower/Description	Principal Amount (000's omitted)	Value
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(3)(14)	$2,506	$ 2,506,014
Spectacle Gary Holdings LLC, Term Loan, 9.702%, (SOFR + 4.25%), 12/11/28	4,062	4,004,159
		$ 6,510,173
Healthcare — 1.4%
athenahealth Group, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/15/29	$1,763	$ 1,759,381
Bausch & Lomb Corp., Term Loan, 8.669%, (SOFR + 3.25%), 5/10/27	2,206	2,194,910
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28	2,584	2,602,252
Pluto Acquisition I, Inc.:
Term Loan, 10.687%, (SOFR + 5.50%), 6/20/28	967	979,585
Term Loan - Second Lien, 9.316%, (SOFR + 4.00%), 9/20/28	3,550	3,159,440
Team Health Holdings, Inc., Term Loan, 10.58%, (SOFR + 5.25%), 3/2/27(15)	3,206	2,823,537
Verscend Holding Corp., Term Loan, 11.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/27/25	5,082	5,085,880
		$ 18,604,985
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(13)	$8,615	$ 8,693,612
		$ 8,693,612
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	$2,050	$ 2,049,196
		$ 2,049,196
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.:
Term Loan, 4.00%, 12/13/24(16)	$801	$ 815,088
Term Loan, 4.00%, 12/13/24(16)	320	374,900
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	481	562,350
		$ 1,752,338
Restaurant — 0.6%
IRB Holding Corp., Term Loan, 8.166%, (SOFR + 2.75%), 12/15/27	$7,946	$ 7,965,062
		$ 7,965,062

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Services — 0.5%
AlixPartners LLP, Term Loan, 7.93%, (SOFR + 2.50%), 2/4/28	$7,099	$ 7,126,352
		$ 7,126,352
Super Retail — 0.6%
Hanesbrands, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 11/19/26	$3,286	$ 3,240,423
Mavis Tire Express Services Corp., Term Loan, 9.066%, (SOFR + 3.75%), 5/4/28	2,353	2,362,272
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	2,311	2,279,657
		$ 7,882,352
Technology — 0.7%
Central Parent, Inc., Term Loan, 7/6/29(13)	$2,384	$ 2,395,806
Clarios Global LP, Term Loan, 8.316%, (SOFR + 3.00%), 5/6/30	3,328	3,342,144
Cloud Software Group, Inc., Term Loan, 3/30/29(13)	1,207	1,208,141
Riverbed Technology, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 7.809% cash, 2.00% PIK, 7/1/28	505	310,665
Travelport Finance (Luxembourg) SARL, Term Loan, 13.564%, (SOFR + 8.00%), 9/30/28	2,478	2,292,475
		$ 9,549,231
Total Senior Floating-Rate Loans (identified cost $92,014,560)		$ 91,838,632

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings LLC(3)(5)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 4,285,356
		$ 4,285,356
Security	Principal Amount/ Shares	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Services — 0.0%(17)
Hertz Corp., Escrow Certificates(1)(5)	$502,000	$ 50,199
		$ 50,199
Total Miscellaneous (identified cost $65,010)		$ 4,335,555

Short-Term Investments — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	61,224,349	$ 61,224,349
Total Short-Term Investments (identified cost $61,224,349)		$ 61,224,349
Total Investments — 100.6% (identified cost $1,381,646,858)		$1,354,651,433
Less Unfunded Loan Commitments — (0.1)%		$ (1,121,496)
Net Investments — 100.5% (identified cost $1,380,525,362)		$1,353,529,937
Other Assets, Less Liabilities — (0.5)%		$ (6,848,306)
Net Assets — 100.0%		$1,346,681,631
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $1,024,643,008 or 76.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Restricted security (see Note 5).
(5)	Non-income producing security.

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $27,635,061 or 2.1% of the Portfolio's net assets.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	When-issued security.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $1,189,988. See Note 1F for description.
(17)	Amount is less than 0.05%.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,009,167	EUR	5,595,477	Goldman Sachs International	7/31/24	$ 14,577	$ —
USD	10,990,644	EUR	10,242,000	State Street Bank and Trust Company	7/31/24	18,103	—
USD	6,868,595	EUR	6,400,796	State Street Bank and Trust Company	7/31/24	11,243	—
USD	7,456	GBP	5,967	HSBC Bank USA, N.A.	7/31/24	—	(3)
USD	1,250,060	GBP	1,002,744	State Street Bank and Trust Company	7/31/24	—	(3,554)
						$43,923	$(3,557)
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

High Income Opportunities Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,319,301,013)	$ 1,292,305,588
Affiliated investments, at value (identified cost $61,224,349)	61,224,349
Cash	3,223,283
Deposits for derivatives collateral — forward foreign currency exchange contracts	220,000
Foreign currency, at value (identified cost $1,660)	1,657
Interest receivable	19,361,943
Dividends receivable from affiliated investments	348,140
Receivable for investments sold	2,800,690
Receivable for open forward foreign currency exchange contracts	43,923
Trustees' deferred compensation plan	202,809
Total assets	$1,379,732,382
Liabilities
Cash collateral due to broker	$ 220,000
Payable for investments purchased	27,546,725
Payable for when-issued securities	4,296,648
Payable for open forward foreign currency exchange contracts	3,557
Payable to affiliates:
Investment adviser fee	513,363
Trustees' fees	6,814
Trustees' deferred compensation plan	202,809
Accrued expenses	260,835
Total liabilities	$ 33,050,751
Net Assets applicable to investors' interest in Portfolio	$1,346,681,631

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $712)	$ 571,425
Dividend income from affiliated investments	1,386,038
Interest income	41,141,552
Other income	25,449
Total investment income	$ 43,124,464
Expenses
Investment adviser fee	$ 2,992,743
Trustees’ fees and expenses	41,183
Custodian fee	159,116
Legal and accounting services	69,187
Miscellaneous	1,543
Total expenses	$ 3,263,772
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 40,246
Total expense reductions	$ 40,246
Net expenses	$ 3,223,526
Net investment income	$ 39,900,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (13,859,031)
Foreign currency transactions	6,183
Forward foreign currency exchange contracts	65,786
Net realized loss	$ (13,787,062)
Change in unrealized appreciation (depreciation):
Investments	$ 74,547,697
Foreign currency	916
Forward foreign currency exchange contracts	38,618
Net change in unrealized appreciation (depreciation)	$ 74,587,231
Net realized and unrealized gain	$ 60,800,169
Net increase in net assets from operations	$100,701,107

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 39,900,938	$ 65,174,311
Net realized gain (loss)	(13,787,062)	10,565,317
Net change in unrealized appreciation (depreciation)	74,587,231	(10,425,382)
Net increase in net assets from operations	$ 100,701,107	$ 65,314,246
Capital transactions:
Contributions	$ 279,707,179	$ 295,215,386
Withdrawals	(124,552,332)	(289,977,325)
Net increase in net assets from capital transactions	$ 155,154,847	$ 5,238,061
Net increase in net assets	$ 255,855,954	$ 70,552,307
Net Assets
At beginning of period	$ 1,090,825,677	$ 1,020,273,370
At end of period	$1,346,681,631	$1,090,825,677

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (1)(2)	0.53% (1)	0.49% (1)	0.49%	0.51%	0.50%
Net investment income	6.37% (2)	6.07%	4.82%	4.78%	5.26%	5.61%
Portfolio Turnover	22% (3)	29%	19%	64%	67%	32%
Total Return	8.58% (3)	6.66%	(8.20)%	13.11%	1.69%	7.74%
Net assets, end of period (000’s omitted)	$1,346,682	$1,090,826	$1,020,273	$1,000,095	$949,751	$1,088,999
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund), Eaton Vance Floating-Rate & High Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund) held an interest of 73.6%, 17.1%, 8.9% and 0.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $2,992,743 or 0.48% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $40,246 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $460,730,735 and $267,064,311, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,391,072,125
Gross unrealized appreciation	$ 19,885,384
Gross unrealized depreciation	(57,387,206)
Net unrealized depreciation	$ (37,501,822)

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,380,162
Endo, Inc.	4/23/24	572	7,304	16,373
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,022,709	$1,396,535
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$ 4,285,356
Total Miscellaneous			$ 0	$4,285,356
Total Restricted Securities			$2,022,709	$5,681,891
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $3,557. At April 30, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$43,923 (1)	$(3,557) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$ 14,577	$ —	$ —	$ (14,577)	$ —
State Street Bank and Trust Company	29,346	(3,554)	—	—	25,792
	$43,923	$(3,554)	$ —	$(14,577)	$25,792

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
HSBC Bank USA, N.A.	$ (3)	$ —	$ —	$ —	$ (3)
State Street Bank and Trust Company	(3,554)	3,554	—	—	—
	$(3,557)	$3,554	$ —	$ —	$ (3)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$65,786	$38,618
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $24,519,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
8  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $61,224,349, which represents 4.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$37,843,239	$374,247,117	$(350,866,007)	$ —	$ —	$61,224,349	$1,386,038	61,224,349
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 25,223,017	$ —	$ 25,223,017
Common Stocks	4,763,000	1,104,749	1,380,162	7,247,911
Convertible Bonds	—	13,924,933	—	13,924,933
Corporate Bonds	—	1,136,705,036	—	1,136,705,036
Exchange-Traded Funds	10,259,792	—	—	10,259,792
Preferred Stocks	3,892,208	—	—	3,892,208
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	88,211,122	2,506,014	90,717,136
Miscellaneous	—	50,199	4,285,356	4,335,555
Short-Term Investments	61,224,349	—	—	61,224,349
Total Investments	$ 80,139,349	$ 1,265,219,056	$ 8,171,532	$ 1,353,529,937
Forward Foreign Currency Exchange Contracts	$ —	$ 43,923	$ —	$ 43,923
Total	$ 80,139,349	$ 1,265,262,979	$ 8,171,532	$ 1,353,573,860
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (3,557)	$ —	$ (3,557)
Total	$ —	$ (3,557)	$ —	$ (3,557)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser of High Income Opportunities Portfolio
and Eaton Vance High Income Opportunities Fund
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Investment Adviser and Administrator of Eaton Vance High
Income Opportunities Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024